UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07354

Name of Fund: BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Alabama — 1.4%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children's Hospital (AGC):
6.00%, 6/01/34	$1,745	$2,059,728
6.00%, 6/01/39	500	588,120
City of Hoover Alabama Board of Education, Refunding, Special Tax, Capital Outlay Warrants, 4.25%, 2/15/40	1,275	1,344,156

		3,992,004

Arizona — 6.7%
Arizona Board of Regents, RB, Arizona State University, Series C, 5.50%, 7/01/26	475	562,262
Arizona Health Facilities Authority, Refunding RB, Phoenix Children's Hospital, Series A, 5.00%, 2/01/42	3,300	3,617,955
County of Pinal Arizona Electric District No. 3, Refunding RB, Electric System, 4.75%, 7/01/31	3,750	4,174,500
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,035	1,238,108
5.00%, 12/01/37	4,585	5,538,176
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/29	1,100	1,247,829
University Medical Center Corp., RB, 6.50%, 7/01/39	750	886,485
University Medical Center Corp., Refunding RB, 6.00%, 7/01/39	1,600	1,928,080

		19,193,395

Arkansas — 3.8%
Arkansas State University, RB, Jonesboro Campus, Series B:
4.00%, 12/01/28	600	657,636
4.88%, 12/01/43	1,010	1,145,098
City of Benton Arkansas, RB, 4.00%, 6/01/39	1,355	1,480,744
City of Hot Springs Arkansas, RB, Wastewater, 5.00%, 12/01/38	1,800	2,108,016
City of Little Rock Arkansas, RB, 4.00%, 7/01/41	3,230	3,432,682
Pulaski County Public Facilities Board, RB, 5.00%, 12/01/42	465	538,112

Municipal Bonds	Par (000)	Value

Arkansas (concluded)
University of Arkansas, RB, Fort Smith Campus, Series B, 4.00%, 6/01/39	$1,380	$1,472,350

		10,834,638

California — 15.7%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 8/15/31	2,300	2,774,858
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 5/01/34 (a)	1,500	1,440,225
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	3,000	3,477,420
County of Stanislaus California Tobacco Securitization Agency, RB, CAB, Sub-Series C, 0.00%, 6/01/55 (b)	7,090	94,155
Dinuba California Unified School District, GO, Election of 2006 (AGM), 5.75%, 8/01/33	535	634,157
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 8/01/34 (a)	2,475	2,133,128
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 8/01/38 (b)	12,000	4,633,680
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 8/01/30 (b)	2,270	1,350,083
0.00%, 8/01/33 (b)	4,250	1,565,403
0.00%, 8/01/39 (a)	3,000	2,486,880
San Diego Community College District, GO, CAB, Election of 2002, 0.00%, 8/01/33 (a)	4,200	4,340,742
State of California, GO, Refunding, Various Purposes, 5.75%, 4/01/31	3,000	3,538,710
State of California, GO, Various Purposes:
6.00%, 3/01/33	2,270	2,812,348
6.50%, 4/01/33	2,900	3,576,483
5.50%, 3/01/40	3,650	4,270,573
State of California, Refunding, GO,Various Purposes:
5.00%, 2/01/38	2,000	2,330,640

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2015	1

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

California (concluded)
State of California, Refunding, GO,Various Purposes (concluded):
4.00%, 10/01/44	$3,500	$3,758,300

		45,217,785

Colorado — 0.7%
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax (AGM), 6.00%, 12/01/38	750	899,422
University of Northern Colorado Greely, Refunding RB, Institutional Enterprise, Series A, 4.00%, 6/01/35	1,000	1,091,940

		1,991,362

Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/36	950	1,060,171

Delaware — 0.7%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,800	2,072,628

Florida — 10.1%
County of Lee Florida, Refunding ARB, Series A, AMT (AGM), 5.00%, 10/01/28	3,000	3,410,220
County of Miami-Dade Florida, RB:
CAB, Sub-Series A (NPFGC), 0.00%, 10/01/32 (b)	4,225	1,718,308
CAB, Sub-Series A (NPFGC), 0.00%, 10/01/33 (b)	4,000	1,541,440
CAB, Sub-Series A (NPFGC), 0.00%, 10/01/34 (b)	4,580	1,676,372
CAB, Sub-Series A (NPFGC), 0.00%, 10/01/35 (b)	5,000	1,735,050
CAB, Subordinate Special Obligation, 0.00%, 10/01/32 (b)	5,000	2,457,750
CAB, Subordinate Special Obligation, 0.00%, 10/01/33 (b)	15,375	7,206,877
Series B, AMT, 6.00%, 10/01/32	3,000	3,719,940

Municipal Bonds	Par (000)	Value

Florida (concluded)
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 6/01/32	$200	$219,768
County of Orange Florida Tourist Development Tax Revenue, Refunding RB, 4.75%, 10/01/32	5,000	5,281,300

		28,967,025

Georgia — 0.7%
Savanah Colleges of Art, RB, 4.00%, 4/01/32	1,870	1,914,375

Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	600	672,336

Idaho — 4.2%
Idaho Health Facilities Authority, RB, St Lukes Health system Project Series A, 5.00%, 3/01/39	7,970	9,160,957
Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B, 6.25%, 12/01/33	2,500	2,938,875

		12,099,832

Illinois — 9.1%
Chicago Public Building Commission, RB, Series A (NPFGC), 7.00%, 1/01/20 (c)	5,000	6,160,900
City of Chicago Illinois, Refunding ARB, O'Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 1/01/29	3,000	3,155,850
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	1,735	1,939,921
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,000	1,155,470
Illinois Finance Authority, RB, Rush University Medical Center, Series C, 6.63%, 5/01/19 (d)	1,200	1,482,036
Illinois Finance Authority, Refunding RB:
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	345	345,093

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2015	2

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Illinois (concluded)
Illinois Finance Authority, Refunding RB (concluded):
OSF Healthcare System, Series A, 6.00%, 5/15/39	$1,490	$1,768,853
Roosevelt University Project, 6.50%, 4/01/44	1,500	1,668,975
Railsplitter Tobacco Settlement Authority, RB:
6.25%, 6/01/24	5,000	5,391,150
6.00%, 6/01/28	1,700	2,035,937
State of Illinois, GO, 5.00%, 2/01/39	1,000	1,082,840

		26,187,025

Indiana — 0.5%
Indiana Finance Authority, Refunding RB, U.S. Steel Corp. Project, 6.00%, 12/01/26	1,350	1,518,291

Iowa — 2.0%
Iowa Higher Education Loan Authority, RB, Private College Facility, Buena Vista University Project, 5.00%, 4/01/31	1,355	1,535,906
Iowa Higher Education Loan Authority, Refunding RB:
4.00%, 12/01/44	1,590	1,710,474
Private College Facility, Upper Iowa University Project, 5.75%, 9/01/30	965	997,000
Private College Facility, Upper Iowa University Project, 6.00%, 9/01/39	1,500	1,550,850

		5,794,230

Kansas — 2.9%
County of Seward Kansas Unified School District No. 480, GO, Refunding, 5.00%, 9/01/39	6,000	6,914,100
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/28	1,155	1,321,216

		8,235,316

Kentucky — 5.2%
County of Louisville & Jefferson Kentucky Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s Healthcare, 6.13%, 2/01/18 (d)	2,250	2,613,870

Municipal Bonds	Par (000)	Value

Kentucky (concluded)
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	$3,400	$3,973,206
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/23 (b)	8,500	6,594,130
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier (a):
0.00%, 7/01/34	1,000	752,260
Series C, 0.00%, 7/01/39	1,395	1,041,953

		14,975,419

Louisiana — 1.6%
City of Alexandria Louisiana Utilities, RB, 5.00%, 5/01/39	1,790	2,075,738
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,565	1,897,484
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	600	677,964

		4,651,186

Maryland — 1.1%
County of Anne Arundel Maryland Consolidated, Special Taxing District, Villages at Two Rivers Project":
5.13%, 7/01/36	260	269,123
5.25%, 7/01/44	260	268,572
Maryland Health & Higher Educational Facilities Authority, Refunding RB (e):
5.00%, 7/01/39	1,360	1,581,721
5.00%, 7/01/45	830	961,622

		3,081,038

Michigan — 3.6%
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 7/01/44	360	383,141

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2015	3

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Michigan (concluded)
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	$4,150	$4,410,080
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (d)	2,750	3,472,783
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	1,875	2,203,444

		10,469,448

Minnesota — 1.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,250	2,664,360
University of Minnesota, GO, Series B, 4.00%, 1/01/35	1,880	2,049,181

		4,713,541

Mississippi — 3.3%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	600	681,858
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 4/01/36	1,910	2,138,455
County of Jackson Limited Tax Note (AGC), 5.50%, 7/01/32	2,655	3,063,206
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	3,150	3,595,757

		9,479,276

Missouri — 2.9%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	1,350	1,488,699
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	500	568,495

Municipal Bonds	Par (000)	Value

Missouri (concluded)
Missouri State Health & Educational Facilities Authority, RB (concluded):
A.T. Still University of Health Sciences, 4.25%, 10/01/32	$480	$522,806
A.T. Still University of Health Sciences, 5.00%, 10/01/39	750	872,438
Heartland Regional Medical Center, 4.13%, 2/15/43	1,100	1,149,555
University of Central Missouri, Series C-2, 4.00%, 10/01/28	600	654,576
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,500	1,753,650
Missouri State Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A, 5.00%, 11/15/38	1,200	1,370,256

		8,380,475

Montana — 1.1%
State of Montana Board of Regents, RB, 5.00%, 11/15/43	2,820	3,319,648

Nebraska — 3.9%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	900	1,001,277
County of Douglas Nebraska Hospital Authority No. 2, RB, Madonna Rehabilitation Hospital Project Series 2014:
4.00%, 5/15/33	1,945	2,018,365
5.00%, 5/15/44	750	842,978
Minden Public Schools, GO, 4.00%, 12/15/39	500	511,870
Nebraska Public Power District, RB, 5.00%, 1/01/40 (e)	3,000	3,424,650
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 1/01/32	2,535	2,931,854
4.00%, 1/01/44	600	635,844

		11,366,838

Nevada — 1.0%
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 7/01/36	1,500	1,629,015

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2015	4

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Nevada (concluded)
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	$1,065	$1,117,409

		2,746,424

New Jersey — 4.6%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (f)(g)	1,510	75,485
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	1,335	1,446,392
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	990	1,097,742
Rutgers - The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 6/15/38	670	786,439
The Goethals Bridge Replacement Project, AMT (AGM), 5.13%, 7/01/42	300	334,629
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (d)	1,225	1,566,236
New Jersey Health Care Facilities Financing Authority, Refunding RB, Series A, St. Barnabas Health Care:
System, 4.63%, 7/01/23	770	874,551
System, 5.63%, 7/01/37	2,560	2,969,114
5.00%, 7/01/25	500	582,145
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.50%, 10/01/38	290	301,530
New Jersey Transportation Trust Fund Authority, RB, Transportation Program, Series AA, 5.00%, 6/15/44	2,850	3,162,588

		13,196,851

New York — 9.2%
City of New York New York, GO, Refunding, Series J, 5.00%, 8/01/27	2,000	2,459,080

Municipal Bonds	Par (000)	Value

New York (concluded)
City of New York New York, GO, Fiscal 2014, Sub-Series A-1:
5.00%, 8/01/29	$600	$719,850
5.00%, 8/01/35	2,380	2,803,283
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT, 7.63%, 8/01/25 (h)	2,600	2,849,678
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium:
(AGC), 6.50%, 1/01/46	300	352,254
(AMBAC), 5.00%, 1/01/39	1,900	1,972,485
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,600	1,803,776
Hudson Yards Infrastructure Corp., RB, Series A (AGM), 5.00%, 2/15/47	1,250	1,336,987
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 4/01/39	2,475	2,847,166
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/39	5,460	6,532,726
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,250	1,428,150
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (i)	640	716,730
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (i)	600	627,246

		26,449,411

North Carolina — 1.5%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	2,175	2,181,873

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2015	5

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

North Carolina (concluded)
North Carolina Medical Care Commission, Refunding RB, University Health System, Series D, 6.25%, 12/01/33	$1,750	$2,037,997

		4,219,870

North Dakota — 0.3%
City of Fargo North Dakota, Refunding RB, University Facilities Development Foundation Project, 3.00%, 12/01/30	100	100,748
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 7/01/35	720	796,414

		897,162

Ohio — 1.8%
City of Dayton Ohio Airport Revenue, James M Cox Dayton International Airport, Refunding ARB, AMT, 4.00%, 12/01/32	3,000	3,145,620
Northeast Ohio Regional Sewer District, Refunding RB, 4.00%, 11/15/49	2,000	2,111,320

		5,256,940

Oklahoma — 1.0%
Oklahoma Municipal Power Authority, RB, Power Supply System, Series A, 4.00%, 1/01/38	1,050	1,117,410
Stillwater Utilities Authority, RB, Series A, 4.00%, 10/01/42	1,750	1,902,005

		3,019,415

Oregon — 2.5%
Central Oregon Community College District, GO, 4.00%, 6/01/40	800	862,912
County of Umatilla Pendleton Oregon School District No. 16R, GO, Series A, 4.00%, 6/15/38	2,365	2,571,062
Jefferson County, GO:
5.00%, 6/01/40	615	728,400
5.00%, 6/01/45	875	1,028,650
Lane County School District No. 19 Springfield, GO, Series B, 0.00%, 6/15/40 (b)	1,500	556,665

Municipal Bonds	Par (000)	Value

Oregon (concluded)
Oregon Health & Science University, RB, Series A, 5.75%, 7/01/39	$1,250	$1,472,838

		7,220,527

Pennsylvania — 4.1%
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	2,535	2,967,699
Delaware River Port Authority, RB:
4.50%, 1/01/32	3,000	3,407,610
Series D (AGM), 5.00%, 1/01/40	3,640	4,136,351
Mckeesport Area School District, GO, CAB, Refunding (NPFGC), 0.00%, 10/01/31 (b)(c)	500	326,665
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypson Co., AMT, 5.50%, 11/01/44	810	838,050

		11,676,375

Rhode Island — 1.8%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/39	3,000	3,648,330
State of Rhode Island, COP, School for the Deaf Project, Series C (AGC), 5.38%, 4/01/28	1,330	1,516,971

		5,165,301

Tennessee — 2.9%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/40	2,945	3,411,164
Chattanooga-Hamilton County Hospital Authority, Refunding RB, 5.00%, 10/01/44	875	982,607
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/27	1,135	1,322,241
5.38%, 11/01/28	1,000	1,177,550

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2015	6

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Tennessee (concluded)
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 8/15/42	$1,200	$1,339,440

		8,233,002

Texas — 10.4%
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B (d):
7.13%, 12/01/18	1,000	1,236,320
7.25%, 12/01/18	2,650	3,288,703
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC), 0.00%, 11/15/38 (b)	5,000	1,628,700
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	2,200	2,554,838
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/38 (b)	16,780	6,091,979
Leander ISD, GO, Refunding CAB Series D, 0.00%, 8/15/35 (b)	6,000	2,620,800
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, 5.25%, 11/01/40	1,545	1,716,649
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	1,140	1,358,105
State of Texas Turnpike Authority, RB, CAB (AMBAC), 0.00%, 8/15/31 (b)	15,000	5,619,300
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	3,000	3,674,730

		29,790,124

U.S. Virgin Islands — 1.4%
Virgin Islands Public Finance Authority, Refunding RB, Series C, 4.50%, 10/01/44	4,000	4,145,880

Municipal Bonds	Par (000)	Value
Vermont — 3.4%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/37	$5,650	$6,076,745
Vermont Educational & Health Buildings Financing Agency, Refunding RB, Fletcher Allen Health Hospital, Series B (AGM), 5.00%, 12/01/34	2,420	2,607,574
Vermont Student Assistance Corp., RB, AMT, Series A, 4.25%, 6/15/32	1,050	1,098,510

		9,782,829

Virginia — 1.3%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	1,755	2,052,701
Winchester EDA, Refunding RB, Valley Health System Obligation, Series A, 5.00%, 1/01/44	1,500	1,720,575

		3,773,276

Washington — 0.8%
Washington Health Care Facilities Authority, RB, MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	2,100	2,450,007

West Virginia — 1.3%
City of Wheeling West Virginia Waterworks & Sewerage System, RB, 5.00%, 6/01/38	1,800	2,086,722
West Virginia Hospital Finance Authority, Refunding RB, Valley Health System Obligation Group Seriies 2014, 5.00%, 1/01/44	1,350	1,539,472

		3,626,194

Wisconsin — 1.4%
WPPI Energy Power Supply Systems, Refunding RB, Series A:
5.00%, 7/01/35	1,330	1,564,732
5.00%, 7/01/36	670	787,042
5.00%, 7/01/37	1,330	1,559,944

		3,911,718

Total Municipal Bonds — 134.1%		385,748,588

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2015	7

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value

California — 1.9%
State Of California, GO, Go, Various Purpose (NPFGC), 5.00%, 6/01/37	$5,000	$5,465,450

Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 9/01/36	5,250	5,638,658

Minnesota — 2.0%
State of Minnesota, RB, Series A, 5.00%, 6/01/38	5,000	5,902,197

New Jersey — 1.1%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (k)	2,861	3,201,486

New York — 9.2%
City of New York New York, GO, Fiscal 2015, Series B, 4.00%, 8/01/32	1,600	1,753,632
City of New York New York Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	690	799,323
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	4,000	4,633,650
2nd General Resolution, Series FF-2, 5.50%, 6/15/40	810	949,500
Series A, 4.75%, 6/15/30	4,000	4,352,320
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (k)	1,750	2,057,330
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	4,500	5,295,735
State of New York Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/38	3,359	3,766,913

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value

New York (concluded)
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	$2,360	$2,802,948

		26,411,351

Ohio — 1.6%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	1,740	1,863,453
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,600	2,883,764

		4,747,217

Texas — 1.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	2,380	2,745,687

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.8%		54,112,046

Total Long-Term Investments (Cost — $386,832,464) — 152.9%		439,860,634

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.03% (l)(m)	4,379,719	4,379,719

Total Short-Term Securities (Cost — $4,379,719) — 1.6%		4,379,719

Total Investments (Cost — $391,212,183*) — 154.5%		444,240,353
Liabilities in Excess of Other Assets — (0.7)%		(2,036,975)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.0%)		(28,691,334)
VMTP Shares, at Liquidation Value — (43.8%)		(125,900,000)

Net Assets Applicable to Common Shares — 100.0%		$287,612,044

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$362,493,075

Gross unrealized appreciation		$54,902,173
Gross unrealized depreciation		(1,839,450)

Net unrealized appreciation		$53,062,723

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2015	8

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Notes to Schedule of Investments
(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(b)	Zero-coupon bond.
(c)	Security is collateralized by municipal or U.S. Treasury obligations.
(d)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley Co., Inc.	$2,543,343	$16,240
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,424,650	39,060

(f)	Non-income producing security.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Variable rate security. Rate shown is as of report date.
(i)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(j)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.
(k)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expire from February 15, 2019 to June 15, 2019 is $3,148,884.
(l)	Represents the current yield as of report date.
(m)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2014	Net Activity	Shares Held at January 31, 2015	Income

FFI Institutional Tax-Exempt Fund	7,042,672	(2,662,953)	4,379,719	$1,357

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2015	9

Schedule of Investments (continued)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single Family
•	Financial futures contracts outstanding as of January 31, 2015 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(487)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$63,736,125	$(1,799,686)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

	•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, refer to the Trust's most recent financial statements as contained in its annual report.

As of January 31, 2015, the following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$439,860,634	—	$439,860,634
Short-Term Securities	$4,379,719	—	—	4,379,719
Total	$4,379,719	$439,860,634	—	$444,240,353

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(1,799,686)	—	—	$(1,799,686)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2015	10

Schedule of Investments (concluded)	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$551,746	—	—	$551,746
Cash pledged for financial futures contracts	661,000	—	—	661,000
Liabilities:
TOB trust certificates	—	$(28,684,555)	—	(28,684,555)
VMTP Shares	—	(125,900,000)	—	(125,900,000)
Total	$1,212,746	$(154,584,555)	—	$(153,371,809)

During the period ended January 31, 2015, there were no transfers between levels.

BLACKROCK INVESTMENT QUALITY MUNICIPAL TRUST, INC.	JANUARY 31, 2015	11

Item 2 –	Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Trust, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 25, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: March 25, 2015